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                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       SUPPLEMENT DATED OCTOBER 24, 2011
                                      TO
           THE PROSPECTUSES DATED OCTOBER 7, 2011 (AS SUPPLEMENTED)

This supplement describes changes to the optional GMIB Max II and EDB Max II riders that will be effective for the following variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"):
Series VA (offered on and after October 7, 2011), Series VA - 4 (offered on and after October 7, 2011), Series L - 4 Year (offered on and after October 7,
2011), Series C (offered on and after October 7, 2011), and Series S (offered on and after October 7, 2011) and Series S - L Share Option (offered on and after October 7, 2011). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy. If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on December 2, 2011.

IN ORDER TO RECEIVE THE CURRENT VERSIONS OF THE GMIB MAX II AND/OR EDB MAX II RIDERS, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON DECEMBER 2, 2011.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectuses dated October 7, 2011 (as supplemented) for the contracts. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I.    GMIB MAX II - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on December 2, 2011, and you elect the GMIB Max II rider, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on April 27, 2012. You will still be permitted to transfer account value among the five GMIB Max investment portfolios. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans. Please see "Living Benefits - Description of GMIB Max II and GMIB Plus IV - Potential Restrictions on Subsequent Purchase Payments for GMIB Max II" in the prospectus.

In the event the subsequent purchase payment restriction will be in effect in your state as of a date later than April 27, 2012, we will notify you in writing. We will inform you in advance of the new date when the restriction will be in effect in your state.


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II.    EDB MAX II - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If we receive your application and necessary information, in good order, at our MetLife Annuity Service Center after the close of the New York Stock Exchange on December 2, 2011, and you elect the EDB Max II rider, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on April 27, 2012. You will still be permitted to transfer account value among the five EDB Max investment portfolios. You should consider how significant the ability to make subsequent purchase payments is for your long-term investment plans. Please see "Death Benefit - Optional Death Benefits
- EDB Max II and Enhanced Death Benefit III - Potential Restrictions on Subsequent Purchase Payments for EDB Max II" in the prospectus.

In the event the subsequent purchase payment restriction will be in effect in your state as of a date later than April 27, 2012, we will notify you in writing. We will inform you in advance of the new date when the restriction will be in effect in your state.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company            Telephone: (800) 343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

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